EQUITY (Tables) (Imported)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EQUITY
Schedule of composition of share capital

		Issued and
	Authorized	outstanding

	June 30, 2022
Ordinary shares of $0.00001 per share	16,232,651	2,279,563
Series Seed Preferred shares of $0.00001 per share	698,000	698,000
Series A1 Preferred shares of $0.00001 per share	1,314,285	1,314,285
Series A2 Preferred shares of $0.00001 per share	264,983	264,983
Series B Preferred shares of $0.00001 per share	2,352,445	2,352,445
Series C Preferred shares of $0.00001 per share	5,232,616	3,232,616
	26,094,980	10,141,892

Issued and
outstanding
December 31, 2021
Ordinary shares	1,974,544
Series Seed Preferred shares	698,000
Series A1 Preferred shares	1,314,285
Series A2 Preferred shares	264,983
Series B Preferred shares	2,352,445
Series C Preferred shares	3,232,616
9,836,873

c.	Movement in issued and outstanding share capital:

	December 31,
	2021	2020

	Issued and outstanding
Ordinary shares	1,974,544	1,759,749
Series Seed Preferred shares	698,000	698,000
Series A1 Preferred shares	1,314,285	1,314,285
Series A2 Preferred shares	264,983	264,983
Series B Preferred shares	2,352,445	2,352,445
Series C Preferred shares	3,232,616	2,000,000
	9,836,873	8,389,462

c.Movement in issued and outstanding share capital:

Schedule of movement in issued and outstanding share capital

Number of
shares
Balance as of January 1, 2022	9,836,873
Issuance of Ordinary shares	272,851
Exercise of employees’ options into Ordinary shares	32,168
Balance as of June 30, 2022	10,141,892

d.	Rights attached to shares:

Number of shares
Balance as of January 1, 2020	8,268,215
Exercise of employees’ options into Ordinary shares	121,247
Balance as of December 31, 2020	8,389,462
Issuance of Preferred shares (see Notes 16d.1 and 16d.3)	1,232,616
Issuance of Ordinary shares (see Notes 16d.2 and 16d.4)	183,320
Exercise of employees’ options into Ordinary shares	31,475
Balance as of December 31, 2021	9,836,873